Shareholder Report, Holdings (Details) - C000009557 [Member]	Jun. 30, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.23%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.94%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.58%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.37%